First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments
February 29, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 81.3%
	Aerospace & Defense – 1.9%
$158,000	Booz Allen Hamilton, Inc. (a) (b)	3.88%	09/01/28	$146,761
2,598,000	Transdigm, Inc. (a) (b)	6.25%	03/15/26	2,596,739
4,311,000	Transdigm, Inc. (a) (b)	6.75%	08/15/28	4,367,931
1,552,000	Transdigm, Inc. (a) (b)	6.38%	03/01/29	1,560,955
2,281,000	Transdigm, Inc. (a) (b)	6.63%	03/01/32	2,298,103
				10,970,489
	Agricultural Products & Services – 0.5%
623,000	Lamb Weston Holdings (a) (b)	4.88%	05/15/28	603,978
2,224,000	Lamb Weston Holdings (a) (b)	4.38%	01/31/32	1,988,813
				2,592,791
	Apparel Retail – 0.8%
4,040,000	Nordstrom, Inc. (b)	4.00%	03/15/27	3,791,318
1,146,000	Nordstrom, Inc. (b)	4.38%	04/01/30	1,013,866
				4,805,184
	Application Software – 2.6%
2,892,000	Alteryx, Inc. (a) (b)	8.75%	03/15/28	2,935,068
2,445,875	LogMeIn, Inc. (GoTo Group, Inc.) (a)	5.50%	05/01/28	2,112,624
2,445,875	LogMeIn, Inc. (GoTo Group, Inc.) (a)	5.50%	05/01/28	1,455,296
3,000,000	McAfee Corp. (Condor Merger Sub, Inc.) (a) (b)	7.38%	02/15/30	2,651,244
1,513,000	Open Text Corporation (GXS) (a) (b)	4.13%	12/01/31	1,296,359
3,092,000	RingCentral, Inc. (a) (b)	8.50%	08/15/30	3,199,215
1,522,000	Ultimate Kronos Group (UKG, Inc.) (a) (b)	6.88%	02/01/31	1,538,917
				15,188,723
	Automobile Manufacturers – 0.7%
3,369,000	Ford Motor Company (b)	9.63%	04/22/30	3,938,683
	Automotive Parts & Equipment – 0.1%
615,000	Caliber Collision (Wand NewCo 3, Inc.) (a) (b)	7.63%	01/30/32	632,432
	Automotive Retail – 0.1%
635,000	Mavis Tire Express Services Topco Corp. (a) (b)	6.50%	05/15/29	596,073
	Broadcasting – 12.5%
611,000	E.W. Scripps Company (a) (b)	3.88%	01/15/29	483,908
5,708,000	Gray Television, Inc. (a) (b)	5.88%	07/15/26	5,422,600
5,958,000	Gray Television, Inc. (a) (b)	7.00%	05/15/27	5,391,335
13,053,000	iHeartCommunications, Inc. (b)	8.38%	05/01/27	7,847,268
22,177,000	Nexstar Broadcasting, Inc. (a) (b)	5.63%	07/15/27	21,040,638
16,304,000	Sinclair Television Group, Inc. (a) (b)	5.13%	02/15/27	15,007,832
7,069,000	Sirius XM Radio, Inc. (a) (b)	3.13%	09/01/26	6,598,381
343,000	Sirius XM Radio, Inc. (a) (b)	5.50%	07/01/29	324,694
8,987,000	Tegna, Inc. (b)	4.63%	03/15/28	8,102,230
2,027,000	Univision Communications, Inc. (a) (b)	6.63%	06/01/27	1,966,479
				72,185,365
	Building Products – 0.3%
588,000	Beacon Roofing Supply, Inc (a) (b)	6.50%	08/01/30	591,657
574,000	Standard Building Solutions, Inc. (fka Standard Industries, Inc.) (a) (b)	4.75%	01/15/28	542,219
858,000	Standard Building Solutions, Inc. (fka Standard Industries, Inc.) (a) (b)	4.38%	07/15/30	765,778
				1,899,654

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 29, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Cable & Satellite – 3.2%
$1,736,000	Cablevision (aka CSC Holdings, LLC) (a) (b)	7.50%	04/01/28	$1,236,032
667,000	Cablevision (aka CSC Holdings, LLC) (a) (b)	11.25%	05/15/28	688,851
5,113,000	Cablevision (aka CSC Holdings, LLC) (a) (b)	5.75%	01/15/30	3,011,557
250,000	Cablevision (aka CSC Holdings, LLC) (a) (b)	3.38%	02/15/31	176,679
8,320,000	Cablevision (aka CSC Holdings, LLC) (a) (b)	4.50%	11/15/31	6,185,379
1,567,000	Charter Communications Operating, LLC (a) (b)	6.38%	09/01/29	1,473,335
1,184,000	Charter Communications Operating, LLC (a) (b)	4.75%	03/01/30	1,008,318
1,953,000	Charter Communications Operating, LLC (a) (b)	4.50%	08/15/30	1,621,791
3,219,000	Charter Communications Operating, LLC (a) (b)	7.38%	03/03/31	3,120,993
				18,522,935
	Casinos & Gaming – 3.5%
1,438,000	Boyd Gaming Corporation (a) (b)	4.75%	06/15/31	1,307,638
1,999,000	Caesars Entertainment, Inc. (fka Eldorado Resorts) (a) (b)	4.63%	10/15/29	1,826,328
77,000	Caesars Entertainment, Inc. (fka Eldorado Resorts) (a) (b)	7.00%	02/15/30	78,944
71,000	Churchill Downs Inc. (a) (b)	5.75%	04/01/30	68,265
3,891,000	Golden Nugget, Inc. (Fertitta Entertainment, LLC) (a) (b)	6.75%	01/15/30	3,440,399
930,000	Light & Wonder (fka Scientific Games International, Inc.) (a) (b)	7.50%	09/01/31	969,575
170,000	MGM Resorts International (fka MGM Mirage) (b)	6.75%	05/01/25	170,346
582,000	MGM Resorts International (fka MGM Mirage) (b)	5.75%	06/15/25	581,549
284,000	Scientific Games Holdings, LP (a) (b)	6.63%	03/01/30	266,435
2,694,000	Station Casinos, LLC (Red Rocks) (a) (b)	4.50%	02/15/28	2,513,938
1,624,000	VICI Properties 1, LLC (Caesars) (a) (b)	3.50%	02/15/25	1,584,764
7,698,000	VICI Properties 1, LLC (Caesars) (a) (b)	4.25%	12/01/26	7,371,694
60,000	VICI Properties 1, LLC (Caesars) (a) (b)	3.75%	02/15/27	56,497
				20,236,372
	Commercial Printing – 0.9%
2,000,000	Multi-Color Corp. (LABL, Inc.) (a) (b)	6.75%	07/15/26	1,941,324
471,000	Multi-Color Corp. (LABL, Inc.) (a) (b)	10.50%	07/15/27	457,811
2,612,000	Multi-Color Corp. (LABL, Inc.) (a) (b)	9.50%	11/01/28	2,615,888
				5,015,023
	Construction & Engineering – 0.6%
3,855,000	Pike Corp. (a) (b)	5.50%	09/01/28	3,661,211
	Construction Materials – 0.9%
74,000	GMS, Inc. (fka Gypsum Management & Supply, Inc.) (a) (b)	4.63%	05/01/29	69,043
5,167,000	Summit Materials, LLC (a) (b)	5.25%	01/15/29	5,006,875
160,000	Summit Materials, LLC (a) (b)	7.25%	01/15/31	166,174
				5,242,092
	Consumer Finance – 0.9%
3,056,000	FirstCash, Inc. (a) (b)	4.63%	09/01/28	2,830,441
2,269,000	FirstCash, Inc. (a) (b)	6.88%	03/01/32	2,249,415
				5,079,856
	Diversified Support Services – 0.3%
901,000	Ritchie Bros. Auctioneers, Inc. (a) (b)	6.75%	03/15/28	923,255
625,000	Ritchie Bros. Auctioneers, Inc. (a) (b)	7.75%	03/15/31	657,812
				1,581,067
	Electric Utilities – 0.4%
1,588,000	Vistra Operations Company, LLC (TEX/TXU) (a) (b)	5.00%	07/31/27	1,523,892

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 29, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric Utilities (Continued)
$641,000	Vistra Operations Company, LLC (TEX/TXU) (a) (b)	7.75%	10/15/31	$663,600
				2,187,492
	Electrical Components & Equipment – 0.1%
333,000	Sensata Technologies, Inc. (a) (b)	3.75%	02/15/31	285,068
	Environmental & Facilities Services – 0.8%
4,419,000	Waste Pro USA, Inc. (a) (b)	5.50%	02/15/26	4,335,370
	Financial Exchanges & Data – 0.4%
2,550,000	MSCI, Inc. (a) (b)	3.25%	08/15/33	2,093,276
	Food Distributors – 0.1%
603,000	US Foods, Inc. (a) (b)	4.75%	02/15/29	566,654
	Health Care Facilities – 2.1%
1,510,000	Acadia Healthcare Company, Inc. (a) (b)	5.00%	04/15/29	1,428,354
2,218,000	HCA, Inc. (b)	5.88%	02/15/26	2,227,680
569,000	HCA, Inc. (b)	5.38%	09/01/26	567,538
7,842,000	Select Medical Corporation (a) (b)	6.25%	08/15/26	7,829,406
				12,052,978
	Health Care Supplies – 2.3%
9,847,000	Medline Borrower, LP (a) (b)	3.88%	04/01/29	8,837,664
4,833,000	Medline Borrower, LP (a) (b)	5.25%	10/01/29	4,475,025
				13,312,689
	Health Care Technology – 2.7%
6,527,000	Athenahealth, Inc (Minerva Merger Sub, Inc.) (a) (b)	6.50%	02/15/30	5,849,900
1,365,000	HealthEquity, Inc. (a) (b)	4.50%	10/01/29	1,256,296
8,552,000	Verscend Technologies, Inc. (Cotiviti) (a) (b)	9.75%	08/15/26	8,573,850
				15,680,046
	Hotels, Resorts & Cruise Lines – 0.1%
289,000	Wyndham Hotels & Resorts, Inc. (a) (b)	4.38%	08/15/28	268,949
	Household Products – 0.9%
2,733,000	Energizer Spinco, Inc (a) (b)	6.50%	12/31/27	2,712,010
1,746,000	Energizer Spinco, Inc (a) (b)	4.75%	06/15/28	1,598,250
650,000	Energizer Spinco, Inc (a) (b)	4.38%	03/31/29	576,576
				4,886,836
	Human Resource & Employment Services – 0.1%
314,000	TriNet Group, Inc. (a) (b)	7.13%	08/15/31	320,168
247,000	ZipRecruiter (a) (b)	5.00%	01/15/30	217,738
				537,906
	Independent Power Producers & Energy Traders – 0.6%
3,627,000	Calpine Corporation (a) (b)	5.13%	03/15/28	3,452,602
	Industrial Conglomerates – 0.2%
1,226,000	Hillenbrand, Inc. (b)	6.25%	02/15/29	1,227,701
	Industrial Machinery & Supplies & Components – 1.2%
561,000	Copeland (Emerald Debt Merger Sub, LLC) (a) (b)	6.63%	12/15/30	563,665
6,597,000	Gates Global, LLC (a) (b)	6.25%	01/15/26	6,579,698
				7,143,363

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 29, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Insurance Brokers – 10.8%
$12,321,000	Alliant Holdings I, LLC (a) (b)	6.75%	10/15/27	$11,981,310
7,588,000	Alliant Holdings I, LLC (a) (b)	6.75%	04/15/28	7,542,889
210,000	Alliant Holdings I, LLC (a) (b)	5.88%	11/01/29	192,401
3,710,000	Amwins Group, Inc. (a) (b)	6.38%	02/15/29	3,714,739
7,828,000	Amwins Group, Inc. (a) (b)	4.88%	06/30/29	7,228,782
1,211,000	AssuredPartners, Inc. (a) (b)	8.00%	05/15/27	1,213,801
12,875,000	AssuredPartners, Inc. (a) (b)	5.63%	01/15/29	11,856,772
1,533,000	AssuredPartners, Inc. (a) (b)	7.50%	02/15/32	1,507,483
2,092,000	BroadStreet Partners, Inc. (a) (b)	5.88%	04/15/29	1,942,123
675,000	Brown & Brown, Inc. (b)	2.38%	03/15/31	553,087
4,934,000	HUB International Limited (a) (b)	5.63%	12/01/29	4,585,147
925,000	HUB International Limited (a) (b)	7.25%	06/15/30	944,210
4,625,000	HUB International Limited (a) (b)	7.38%	01/31/32	4,642,543
800,000	National Financial Partners Corp. (a) (b)	6.88%	08/15/28	813,151
3,801,000	Ryan Specialty Group, LLC (a) (b)	4.38%	02/01/30	3,535,082
				62,253,520
	Integrated Telecommunication Services – 1.1%
122,000	Zayo Group Holdings, Inc. (a) (b)	4.00%	03/01/27	101,708
8,267,000	Zayo Group Holdings, Inc. (a) (b)	6.13%	03/01/28	6,291,860
				6,393,568
	Interactive Media & Services – 1.4%
8,270,000	Cars.com, Inc. (a) (b)	6.38%	11/01/28	7,971,080
	Internet Services & Infrastructure – 2.0%
6,210,000	Go Daddy Operating Company, LLC (a) (b)	5.25%	12/01/27	6,014,230
5,979,000	Go Daddy Operating Company, LLC (a) (b)	3.50%	03/01/29	5,329,002
				11,343,232
	Investment Banking & Brokerage – 0.2%
1,045,000	LPL Holdings, Inc. (a) (b)	4.63%	11/15/27	1,002,565
	IT Consulting & Other Services – 0.4%
613,000	CDK Global, Inc. (a) (b)	7.25%	06/15/29	617,757
2,000,000	Gartner, Inc. (a) (b)	4.50%	07/01/28	1,895,148
				2,512,905
	Leisure Facilities – 0.1%
283,000	SeaWorld Parks and Entertainment (a) (b)	5.25%	08/15/29	264,127
	Leisure Products – 0.4%
1,413,000	Acushnet Company (a) (b)	7.38%	10/15/28	1,458,230
611,000	Amer Sports Company (a) (b)	6.75%	02/16/31	608,526
				2,066,756
	Managed Health Care – 2.2%
6,806,000	Centene Corp (b)	4.25%	12/15/27	6,481,366
968,000	Molina Healthcare, Inc. (a) (b)	4.38%	06/15/28	902,656
2,576,000	Molina Healthcare, Inc. (a) (b)	3.88%	05/15/32	2,217,366
2,577,000	Multiplan, Inc. (MPH) (a) (b)	5.50%	09/01/28	2,251,293
1,296,000	Multiplan, Inc. (MPH) (a) (b)	5.75%	11/01/28	1,035,264
				12,887,945
	Metal, Glass & Plastic Containers – 2.6%
903,000	Ball Corp. (b)	6.88%	03/15/28	925,720

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 29, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Metal, Glass & Plastic Containers (Continued)
$4,227,000	Ball Corp. (b)	2.88%	08/15/30	$3,582,652
5,419,000	Berry Global, Inc. (a) (b)	5.63%	07/15/27	5,348,506
355,000	Berry Global, Inc. (a) (b)	5.65%	01/15/34	350,537
75,000	Crown Americas, LLC (b)	5.25%	04/01/30	72,314
4,321,000	Owens-Brockway Glass Container, Inc. (a) (b)	7.25%	05/15/31	4,384,692
				14,664,421
	Movies & Entertainment – 1.2%
4,380,000	Live Nation Entertainment, Inc. (a) (b)	5.63%	03/15/26	4,328,416
2,620,000	Live Nation Entertainment, Inc. (a) (b)	4.75%	10/15/27	2,510,720
394,000	Warner Music Group (WMG Acq. Corp.) (a) (b)	3.00%	02/15/31	329,372
				7,168,508
	Packaged Foods & Meats – 0.7%
3,787,000	Post Holdings, Inc. (a) (b)	6.25%	02/15/32	3,811,311
308,000	Shearer’s Foods, LLC (Fiesta Purchaser, Inc.) (a) (b)	7.88%	03/01/31	317,821
				4,129,132
	Paper & Plastic Packaging Products & Materials – 3.4%
12,810,000	Graham Packaging Company, L.P. (a) (b)	7.13%	08/15/28	11,365,993
180,000	Pactiv LLC/Evergreen Packaging, LLC (fka Reynolds Group Holdings) (b)	7.95%	12/15/25	184,902
6,990,000	Pactiv LLC/Evergreen Packaging, LLC (fka Reynolds Group Holdings) (a) (b)	4.00%	10/15/27	6,518,804
1,070,000	Sealed Air Corporation (a) (b)	6.13%	02/01/28	1,067,603
566,000	Sealed Air Corporation (a) (b)	5.00%	04/15/29	536,691
				19,673,993
	Personal Care Products – 0.2%
1,389,000	Prestige Brands, Inc. (a) (b)	5.13%	01/15/28	1,343,858
	Pharmaceuticals – 0.2%
1,259,000	IQVIA, Inc. (a) (b)	6.50%	05/15/30	1,278,024
	Real Estate Services – 0.3%
2,219,000	CoStar Group, Inc. (a) (b)	2.80%	07/15/30	1,877,765
	Research & Consulting Services – 0.8%
973,000	Clarivate Analytics PLC (a) (b)	3.88%	07/01/28	889,211
3,114,000	Clarivate Analytics PLC (a) (b)	4.88%	07/01/29	2,827,891
342,000	Corelogic, Inc. (a) (b)	4.50%	05/01/28	303,250
520,000	Dun & Bradstreet Corp. (a) (b)	5.00%	12/15/29	478,894
				4,499,246
	Restaurants – 1.0%
5,088,000	IRB Holding Corp. (Arby’s/Inspire Brands) (a) (b)	7.00%	06/15/25	5,098,888
812,000	Raising Cane’s Restaurants, LLC (a) (b)	9.38%	05/01/29	865,968
				5,964,856
	Security & Alarm Services – 0.3%
2,000,000	Brink’s Company (a) (b)	4.63%	10/15/27	1,891,994
	Specialized Consumer Services – 0.8%
4,932,000	Aramark Services, Inc. (a) (b)	5.00%	02/01/28	4,731,534
	Specialized Finance – 0.2%
1,149,000	Radiate Holdco, LLC (Astound) (a) (b)	4.50%	09/15/26	906,036

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 29, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Specialty Chemicals – 1.3%
$8,153,000	Avantor, Inc. (a) (b)	4.63%	07/15/28	$7,705,306
	Systems Software – 5.7%
2,724,000	BMC Software Finance, Inc. (Boxer Parent) (a) (b)	9.13%	03/01/26	2,723,660
3,484,000	Gen Digital, Inc. (fka NortonLifeLock, Inc.) (a) (b)	7.13%	09/30/30	3,562,424
1,000,000	Oracle Corporation (b)	6.15%	11/09/29	1,045,995
1,000,000	Oracle Corporation (b)	6.25%	11/09/32	1,056,669
1,796,000	Oracle Corporation (b)	6.50%	04/15/38	1,920,747
22,859,000	SS&C Technologies Holdings, Inc. (a) (b)	5.50%	09/30/27	22,281,691
				32,591,186
	Trading Companies & Distributors – 2.1%
1,794,000	HERC Rentals, Inc. (a) (b)	5.50%	07/15/27	1,757,863
1,035,000	SRS Distribution, Inc. (a) (b)	6.13%	07/01/29	966,028
588,000	SRS Distribution, Inc. (a) (b)	6.00%	12/01/29	547,942
8,786,000	United Rentals, Inc. (a) (b)	6.00%	12/15/29	8,801,745
				12,073,578
	Transaction & Payment Processing Services – 0.1%
638,000	Worldpay (GTCR W Merger Sub LLC/Boost Newco, LLC) (a) (b)	7.50%	01/15/31	665,957
	Total Corporate Bonds and Notes			468,039,972
	(Cost $484,386,820)
Principal Value	Description	Rate (c)	Stated Maturity (d)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 16.5%
	Application Software – 7.0%
704,012	Applied Systems, Inc., 2024 Term Loan, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor (b)	8.82%	02/23/31	707,458
8,587,490	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor (b)	9.45%	10/01/27	8,233,255
4,386,294	Greeneden U.S. Holdings II, LLC (Genesys Telecommunications Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor (b)	9.44%	12/01/27	4,406,405
6,381,846	Informatica Corporation, Initial Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor (b)	8.19%	10/29/28	6,395,822
8,877,441	Internet Brands, Inc. (Web MD/MH Sub I, LLC), 2nd Lien Term Loan, 1 Mo. CME Term SOFR + 6.25%, 0.00% Floor (b)	11.58%	02/23/29	8,576,008
110,692	ION Trading Technologies Limited, Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor (b)	10.20%	04/01/28	110,188
2,457,982	LogMeIn, Inc. (GoTo Group, Inc.), First Lien First Out TL, 1 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor (b)	10.17%	04/30/28	2,359,663
2,457,982	LogMeIn, Inc. (GoTo Group, Inc.), First Lien Second Out TL, 1 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor (b)	10.17%	04/30/28	1,726,732
535,127	LogMeIn, Inc. (GoTo Group, Inc.), New Money First Out Term Loan, 1 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor (b)	10.17%	04/30/28	513,722
3,538,182	RealPage, Inc., Second Lien Term Loan, 1 Mo. CME Term SOFR + CSA + 6.50%, 0.75% Floor (b)	11.94%	04/22/29	3,529,337
3,745,039	Ultimate Kronos Group (UKG, Inc.), 2024 Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor (b)	8.81%	02/10/31	3,754,402
				40,312,992
	Electronic Equipment & Instruments – 0.4%
2,913,651	Verifone Systems, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor (b)	9.59%	08/20/25	2,549,444

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 29, 2024 (Unaudited)
Principal Value	Description	Rate (c)	Stated Maturity (d)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Facilities – 0.5%
$444,250	Gentiva Health Services, Inc. (Kindred at Home/Charlotte Buyer), Initial Term B Loan, 1 Mo. CME Term SOFR + 5.25%, 0.50% Floor (b)	10.57%	02/11/28	$446,042
2,333,039	Select Medical Corporation, Tranche B-1, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor (b)	8.33%	03/08/27	2,334,510
				2,780,552
	Health Care Technology – 3.1%
1,945,699	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc.), New Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.75% Floor (b)	9.69%	12/16/25	1,918,246
9,295,770	Navicure, Inc. (Waystar Technologies, Inc.), 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor (b)	9.33%	10/31/29	9,319,009
6,800,000	Verscend Technologies, Inc. (Cotiviti), Fixed Rate Term Loan, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor (b)	9.44%	02/28/31	6,834,000
				18,071,255
	Industrial Machinery & Supplies & Components – 0.8%
4,312,887	Filtration Group Corporation, 2023 Extended Term Loan, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor (b)	9.69%	10/21/28	4,321,923
	Insurance Brokers – 3.8%
441,899	Alliant Holdings I, LLC, Term Loan B-6, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor (b)	8.82%	11/06/30	442,577
3,307,692	BroadStreet Partners, Inc., 2023 Term B Loan, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor (b)	9.08%	01/26/29	3,313,034
3,194,973	HUB International Limited, 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.75% Floor (b)	8.57%	06/20/30	3,195,133
6,421,031	OneDigital Borrower, LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor (b)	9.68%	11/16/27	6,433,102
5,322,178	Ryan Specialty Group, LLC, 2024 Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.75% Floor (b)	8.08%	09/01/27	5,334,366
3,266,836	USI, Inc., 2023 2nd Funding New Term Loan, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor (b)	8.60%	09/30/30	3,271,181
				21,989,393
	Integrated Telecommunication Services – 0.1%
449,698	Numericable (Altice France SA or SFR), Term Loan B-13, 3 Mo. LIBOR + 4.00%, 0.00% Floor (b)	9.57%	08/14/26	441,080
	Life Sciences Tools & Services – 0.2%
1,340,779	WCG Purchaser Corp. (WIRB- Copernicus Group), Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.00%, 1.00% Floor (b)	9.44%	01/08/27	1,342,468
	Metal, Glass & Plastic Containers – 0.5%
2,661,286	ProAmpac PG Borrower, LLC, First Lien Term Loan, 3 Mo. CME Term SOFR + 4.50%, 0.75% Floor (b)	9.80%-9.82%	09/15/28	2,668,605
	Security & Alarm Services – 0.1%
726,880	Garda World Security Corporation, 2024 Refi Term Loan, 3 Mo. CME Term SOFR + 4.25%, 0.00% Floor (b)	9.62%	02/01/29	727,919
	Total Senior Floating-Rate Loan Interests			95,205,631
	(Cost $95,840,735)

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 29, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 13.7%
	Application Software – 3.8%
$1,721,000	ION Trading Technologies Limited (a) (b)	5.75%	05/15/28	$1,546,215
11,666,000	Open Text Corporation (GXS) (a) (b)	6.90%	12/01/27	12,053,708
6,881,000	Open Text Corporation (GXS) (a) (b)	3.88%	02/15/28	6,329,867
2,108,000	Open Text Corporation (GXS) (a) (b)	3.88%	12/01/29	1,865,047
				21,794,837
	Automotive Parts & Equipment – 1.5%
8,691,000	Clarios Global, LP (Power Solutions) (a) (b)	8.50%	05/15/27	8,752,332
	Building Products – 0.2%
973,000	CEMEX, S.A.B de C.V. (a)	5.45%	11/19/29	956,715
	Data Processing & Outsourced Services – 0.7%
4,738,000	Paysafe Holdings (US) Corp. (a) (b)	4.00%	06/15/29	4,247,451
	Environmental & Facilities Services – 1.1%
473,000	GFL Environmental, Inc. (a) (b)	3.75%	08/01/25	459,684
3,000,000	GFL Environmental, Inc. (a) (b)	5.13%	12/15/26	2,937,475
1,300,000	GFL Environmental, Inc. (a) (b)	4.00%	08/01/28	1,193,071
1,686,000	GFL Environmental, Inc. (a) (b)	4.75%	06/15/29	1,580,097
				6,170,327
	Integrated Telecommunication Services – 1.4%
3,069,000	Numericable (Altice France S.A.) (a) (b)	10.50%	05/15/27	2,008,014
2,511,000	Numericable (Altice France S.A.) (a) (b)	5.50%	01/15/28	2,051,564
1,000,000	Numericable (Altice France S.A.) (a) (b)	5.13%	01/15/29	756,917
4,590,000	Numericable (Altice France S.A.) (a) (b)	5.13%	07/15/29	3,471,715
				8,288,210
	Metal, Glass & Plastic Containers – 1.2%
7,245,000	Trivium Packaging Finance B.V. (a) (b)	5.50%	08/15/26	7,072,621
	Restaurants – 2.2%
14,344,000	1011778 B.C. Unlimited Liability Company (Restaurant Brands) (a) (b)	4.00%	10/15/30	12,611,731
	Security & Alarm Services – 0.7%
4,034,000	Garda World Security Corporation (a) (b)	7.75%	02/15/28	4,100,755
	Trading Companies & Distributors – 0.9%
2,721,000	VistaJet Malta Finance PLC (a) (b)	7.88%	05/01/27	2,307,439
3,858,000	VistaJet Malta Finance PLC (a) (b)	6.38%	02/01/30	2,822,359
				5,129,798
	Total Foreign Corporate Bonds and Notes			79,124,777
	(Cost $81,170,440)

Shares	Description	Value
COMMON STOCKS – 0.0%
	Pharmaceuticals – 0.0%
220,989	Akorn, Inc. (e) (f) (g)	12,154
	(Cost $2,534,056)

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 29, 2024 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 0.5%
2,849,619	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.17% (b) (h)	$2,849,619
	(Cost $2,849,619)
	Total Investments – 112.0%	645,232,153
	(Cost $666,781,670)
	Outstanding Loan – (17.0)%	(98,000,000)
	Net Other Assets and Liabilities – 5.0%	28,759,412
	Net Assets – 100.0%	$575,991,565

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 29, 2024, securities noted as such amounted to $501,873,118 or
87.1% of net assets.

(b)	All or a portion of this security serves as collateral for the outstanding loan. At February 29, 2024, the segregated value of these securities amounts to $640,695,364.
(c)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the
Treasury’s Office of Financial Research or another major financial institution, (iii) the prime rate offered by one or more
United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.

(d)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(e)	This issuer has filed for protection in bankruptcy court.
(f)
Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).

(g)	Non-income producing security.
(h)	Rate shown reflects yield as of February 29, 2024.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
February 29, 2024 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of February 29, 2024 is as follows:
	Total Value at 2/29/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$468,039,972	$—	$468,039,972	$—
Senior Floating-Rate Loan Interests*	95,205,631	—	95,205,631	—
Foreign Corporate Bonds and Notes*	79,124,777	—	79,124,777	—
Common Stocks*	12,154	—	12,154	—
Money Market Funds	2,849,619	2,849,619	—	—
Total Investments	$645,232,153	$2,849,619	$642,382,534	$—

*	See Portfolio of Investments for industry breakout.

Restricted Securities
As of February 29, 2024, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Fund’s Board of Trustees.
Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/2020	220,989	$0.06	$2,534,056	$12,154	0.00%†
† Amount is less than 0.01%